Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS

A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair value of the Company’s outstanding derivative instruments as of December 31, 2017 and December 31, 2016 is summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Derivatives designated as hedging instruments
Foreign exchange contracts	5,235	13,719	11,025	2,926
Cross-currency interest rate swaps	24,009	10,339	—	1,798
	$29,244	$24,058	$11,025	$4,724
Derivatives not designated as hedging instruments
Foreign exchange contracts	718	499	1,175	710
	$718	$499	$1,175	$710

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2017 and December 31, 2016, is summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Derivatives designated as hedging instruments:
Foreign exchange contracts	$27,841	$21,891	$55,851	$13,653	$(2,419)	$—
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$—	$—	$—	$—	$(1,494)	$1,592

(*)	Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.

(**)	Presented as part of financial income (expenses), net
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

C.    NET EFFECT OF CROSS-CURRENCY SWAPS

The annual net effect on earnings from the cross-currency swaps was a gain of approximately $8,500, of which approximately $4,535 was offset against exchange rate difference related to Series A Notes and approximately $3,964 was offset against interest expenses.

D.    FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2017 and December 31, 2016, is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2017	2016	2017	2016
Euro	$81,037	$37,054	$282,760	$89,764
GBP	3,662	4,777	39,226	31,450
NIS	71,200	646,500	—	—
Other	36,555	25,078	61,228	19,260
	$192,454	$713,409	$383,214	$140,474